Financial results (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial expenses
Interest and amortization of debt issue costs	$ (29,977)	$ (28,955)	$ (27,823)
Interest with related parties		(1,606)	(2,224)
Less: amounts capitalised on qualifying assets	367	258	611
Borrowings cancellation costs	0	0	(17,575)
Bank charges and other financial results	(6,900)	(5,513)	(3,721)
Unwinding of long-term liabilities	(4,560)	(3,505)	(2,779)
Financial expenses total	(41,070)	(39,321)	(53,511)
Financial income
Interest received	2,360	3,059	2,016
Financial income total	2,360	3,059	2,016
Foreign exchange gains and losses
Foreign exchange loss	(6,163)	(11,323)	(2,193)
Foreign exchange gains and losses total	(2,446)	(11,323)	(2,193)
Total Financial results	(41,156)	$ (47,585)	$ (53,688)
Currency risk [member]
Foreign exchange gains and losses
Realized gain on currency risk management contracts	2,843
Unrealized gain on currency risk management contracts	$ 874